Advances for acquisition of vessels (Details) - Advances for acquisition of vessels	6 Months Ended
Jun. 30, 2026 USD ($)
Advances for acquisition of vessels
Beginning balance	$ 38,894,251
Additions	276,985,273
Transfers during the period to vessels, net	(295,746,265)
Ending balance	$ 20,133,259